OTHER ASSETS (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of Detailed Information about Other Non-Current Assets [Line Items]
Derivative assets (note 25f)	$ 1	$ 1
Goods and services taxes recoverable	398	303
Notes receivable	279	274
Restricted cash	119	118
Prepayments	42	51
Norte Abierto JV Partner Receivable	166	0
Other	265	199
Other non-current assets	$ 1,270	946
Discontinued operations | Jabal Sayid
Disclosure of Detailed Information about Other Non-Current Assets [Line Items]
Economic interest in joint venture	50.00%
Argentina
Disclosure of Detailed Information about Other Non-Current Assets [Line Items]
Non-current value added tax receivables	$ 220	255
Tanzania
Disclosure of Detailed Information about Other Non-Current Assets [Line Items]
Non-current value added tax receivables	132	8
Chile
Disclosure of Detailed Information about Other Non-Current Assets [Line Items]
Non-current value added tax receivables	$ 46	$ 40